CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2022	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Gross proceeds from shares		$ 500,000
Offering expenses		$ 1,052
Two Thousand And Twenty Two Private Placements [Member]
Capital Structure [Line Items]
Gross proceeds from shares	$ 300,000
Offering expenses	$ 841
American Depository Shares [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares		14,087,299
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized			1,927,488,240	1,927,488,240
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, issued			770,352,700	370,352,700
Ordinary shares, outstanding			770,352,700	370,352,700
Class A Ordinary Shares [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares		72,185,488
Class A Ordinary Shares [Member] | Two Thousand And Twenty Two Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	400,000,000
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized			72,511,760	72,511,760
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, issued			72,511,760	72,511,760
Ordinary shares, outstanding			72,511,760	72,511,760
Equivalent Class A Ordinary Shares for ADS [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares		56,349,196